COMMITMENTS (Details Narrative 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 11, 2012 Claims
Commitments Details Narrative 2
Interest purchased in the Klondike Project			10000.00%
Unpatented mining claims acquired			64
Stated additional claims			168
Total payment to acquire Klondike Project	$ 575,000	$ 575,000
Buy-down royalty payments	$ 500,000	$ 500,000
Base net smelter return royalties			0.25%